8. BANK LOANS AND NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Bank Loans And Notes Payable Details
Bank loans and notes payable-current	$ 324,626	$ 351,142
Bank loans and notes payable-long term	1,053,581	2,045,127
Bank loans and notes payable	$ 1,378,207	$ 2,396,269